Subsequent Events (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Subscriber Offering	Sep. 30, 2011	Dec. 31, 2011 Person Subscriber Offering
Subsequent events (Textual)
Number of persons					3
Common stock issuance subject to Rescission Offering		9,500,000	4,436,813	9,500,000	9,500,000
Number of subscribers for Rescission Offering			62		62
Number of offerings made by HDS Shareholders to purchase YBP common stock			4		4
Purchase price per share minimum			$ 0.02		$ 0.02
Purchase price per share maximum			$ 0.10		$ 0.10
Aggregate purchase price of common stock			$ 890,501		$ 890,501
Exercisable period for each founder’s option			5 years		5 years
Option exercise price					$ 0.10
Fair value assumptions, option, expected dividends yield			0.00%		0.00%
Fair value assumtions, option, expected term			5 years		5 years